TRADE AND OTHER RECEIVABLES - Aging Analysis of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [Line Items]
Expected loss rate	0.96%	1.30%
Trade receivable, net	$ 143,016	$ 150,626
Current
Disclosure of financial assets [Line Items]
Expected loss rate	0.09%	0.06%
Past due | 1-30 days
Disclosure of financial assets [Line Items]
Expected loss rate	0.77%	0.47%
Past due | 31-60 days
Disclosure of financial assets [Line Items]
Expected loss rate	4.29%	2.09%
Past due | 61-90 days
Disclosure of financial assets [Line Items]
Expected loss rate	4.84%	3.43%
Past due | 91-120 days
Disclosure of financial assets [Line Items]
Expected loss rate	2.83%	4.76%
Past due | >120 days
Disclosure of financial assets [Line Items]
Expected loss rate	24.62%	75.74%
Trade receivables
Disclosure of financial assets [Line Items]
Trade receivable, net	$ 102,789	$ 104,955
Trade receivables | Current
Disclosure of financial assets [Line Items]
Trade receivable, net	85,605	88,552
Trade receivables | Past due | 1-30 days
Disclosure of financial assets [Line Items]
Trade receivable, net	11,372	11,593
Trade receivables | Past due | 31-60 days
Disclosure of financial assets [Line Items]
Trade receivable, net	2,477	2,760
Trade receivables | Past due | 61-90 days
Disclosure of financial assets [Line Items]
Trade receivable, net	1,042	1,043
Trade receivables | Past due | 91-120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	275	640
Trade receivables | Past due | >120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	2,018	367
Gross carrying amount - trade receivables | Trade receivables
Disclosure of financial assets [Line Items]
Trade receivable, net	103,789	106,333
Gross carrying amount - trade receivables | Trade receivables | Current
Disclosure of financial assets [Line Items]
Trade receivable, net	85,686	88,601
Gross carrying amount - trade receivables | Trade receivables | Past due | 1-30 days
Disclosure of financial assets [Line Items]
Trade receivable, net	11,460	11,648
Gross carrying amount - trade receivables | Trade receivables | Past due | 31-60 days
Disclosure of financial assets [Line Items]
Trade receivable, net	2,588	2,819
Gross carrying amount - trade receivables | Trade receivables | Past due | 61-90 days
Disclosure of financial assets [Line Items]
Trade receivable, net	1,095	1,080
Gross carrying amount - trade receivables | Trade receivables | Past due | 91-120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	283	672
Gross carrying amount - trade receivables | Trade receivables | Past due | >120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	2,677	1,513
Loss allowances | Trade receivables
Disclosure of financial assets [Line Items]
Trade receivable, net	(1,000)	(1,378)
Loss allowances | Trade receivables | Current
Disclosure of financial assets [Line Items]
Trade receivable, net	(81)	(49)
Loss allowances | Trade receivables | Past due | 1-30 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(88)	(55)
Loss allowances | Trade receivables | Past due | 31-60 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(111)	(59)
Loss allowances | Trade receivables | Past due | 61-90 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(53)	(37)
Loss allowances | Trade receivables | Past due | 91-120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	(8)	(32)
Loss allowances | Trade receivables | Past due | >120 days
Disclosure of financial assets [Line Items]
Trade receivable, net	$ (659)	$ (1,146)